Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIEs

Subsidiaries and VIEs include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”)	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Scienjoy Verse Tech Ltd (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG)	September 18, 2023	Dubai	51%	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse)	October 3, 2023	Dubai	51%	Metaverse business
Scenovo Pte. Ltd. (“Scenovo SG”) (a 51% owned subsidiary of Scienjoy SG)	April 11, 2024	Singapore	51%	Holding Company
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scenovo SG)	May 20, 2020	Dubai	45.9%	Multi-channel network business
Techjoy Pte. Ltd. (“Techjoy SG”) (a 70% owned subsidiary of Scenovo SG)	May 31, 2024	Singapore	35.7%	Multi-channel network business
Fashionfly Limited (a wholly owned subsidiary of Scenovo SG)	April 14, 2025	Hong Kong	51%	Multi-channel network business
Star Home Global Media FZ-LLC (a 70% owned subsidiary of Scenovo SG)	December 05, 2024	Dubai	35.7%	Multi-channel network business
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (an 80% owned subsidiary of QY and a 20% owned subsidiary of DF) (1)	March 2, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd.(“SXFJ”) (a 51% owned subsidiary of QYHN)	May 30, 2024	The PRC	51%	Holding Company
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

(1)	On March 1, 2025, DF acquired a 20% equity interest in QYHN from QY by contributing RMB5,000 in registered capital to QYHN.